FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. Financial instruments classified as fair value through profit or loss are carried at fair value on the consolidated statements of financial position and changes in fair values are recognized in profit or loss.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total (3)	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (2) (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
____________________________________

(1)	Excludes prepayments, subrogation recoverable and other assets of $1,215 million.

(2)	Refer to Hedging Activities in Note 4 (a) below.

(3)	Total financial assets include $3,832 million of assets pledged as collateral.

(4)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various tax and duties of $6,913 million.

Included in cash and cash equivalents as at December 31, 2019 is $1,570 million of cash (2018: $1,597 million) and $416 million of cash equivalents (2018: $352 million) which includes $4 million on deposit with Brookfield (2018: $244 million), as described in Note 26.
Included in financial assets (current and non-current) as at December 31, 2019 is $264 million (2018: $283 million) of equity instruments designated as measured at fair value through other comprehensive income.
The fair value of all financial assets and liabilities as at December 31, 2019 were consistent with carrying value, with the exception of the borrowings at Teekay Offshore, where fair value determined using Level 1 and Level 2 inputs resulted in a fair value of $2,787 million (2018: $2,611 million) versus a carrying value of $2,767 million (2018: $2,638 million).
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,949	$1,949
Accounts receivable, net (current and non-current) (1)	67	—	5,093	5,160
Other assets (current and non-current) (2)	—	—	563	563
Financial assets (current and non-current) (3)	413	376	580	1,369
Total (4)	$480	$376	$8,185	$9,041
Financial liabilities
Accounts payable and other (5)	$311	$48	$4,679	$5,038
Borrowings (current and non-current)	—	—	10,866	10,866
Total	$311	$48	$15,545	$15,904
____________________________________

(1)	Accounts receivable recognized at fair value relates to the partnership’s mining business.

(2)	Excludes prepayments and other assets of $950 million.

(3)	Refer to Hedging Activities in Note 4 (a) below.

(4)	Total financial assets include $3,509 million of assets pledged as collateral.

(5)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $4,044 million.
(a)Hedging activities
The partnership uses foreign exchange contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2019, pre-tax net loss of $53 million (2018: net gain of $125 million, 2017: net loss of $64 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2019, there was an unrealized derivative asset balance of $13 million (2018: $76 million) and derivative liability balance of $35 million (2018: $nil) relating to derivative contracts designated as net investment hedges.
The partnership uses commodity swap contracts to hedge the sale price of its gas contracts, purchase price of decant oil, lead, polypropylene, tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the year ended December 31, 2019, pre-tax net loss of $79 million (2018: net loss of $56 million, 2017: net gain of $40 million) were recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2019, there was an unrealized derivative asset balance of $22 million (2018: $17 million) and derivative liability balance of $123 million (2018: $48 million) relating to the derivative contracts designated as cash flow hedges.
Other derivative instruments not in hedging relationships are measured at fair value, with changes in fair value recognized in the consolidated statements of operating results.
(b)Fair value hierarchical levels — financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $287 million (2018: $280 million) of financial assets and $36 million (2018: $50 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates.
There were no transfers between levels during the year ended December 31, 2019. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2019 and 2018:

	2019			2018
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$255	$—	$—	$266	$—	$—
Corporate and government bonds	—	3,914	—	—	—	—
Accounts receivable	—	—	—	—	67	—
Derivative assets	4	234	—	41	202	—
Other financial assets (1)	401	400	287	—	—	280
	$660	$4,548	$287	$307	$269	$280
Financial liabilities
Derivative liabilities	$18	$489	$—	$13	$296	$13
Other financial liabilities	—	—	36	—	—	37
	$18	$489	$36	$13	$296	$50
____________________________________
(1) Level 1 other financial assets are primarily preferred shares. Level 2 other financial assets are primarily asset backed securities.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2019	Carrying value December 31, 2018	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,914	$—
Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.

Derivative assets	$234	$202
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Other financial assets	$400	$—
Other financial assets represents amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.

Accounts receivable	$—	$67
Accounts receivable represents amounts due from customers for sales of metals concentrate subject to provisional pricing, which was fair valued using forward metal prices and foreign exchange rates applicable for the month of final settlement.

Derivative liabilities	$489	$296
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the partnership uses observable external market inputs such as interest rate yield curves, currency rates, and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2019	Carrying value December 31, 2018	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$243	238	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$34	32	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - debt instruments measured at FVTPL	$10	10	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Derivative liabilities	$—	13	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
Other financial liabilities	$36	37	Scenario-based expected present value; Multiple analysis	Forecasted EBITDA of acquired entities; 3-year historical EBIT of our financial advisory services business	Increases (decreases) in forecasted EBITDA increase (decrease) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2019 and 2018:

(US$ MILLIONS)	2019	2018
Balance at beginning of year	$280	$257
Fair value change recorded in net income	5	17
Fair value change recorded in other comprehensive income	2	(2)
Additions (1)	—	49
Disposals	—	(41)
Balance at end of period	$287	$280

____________________________________

(1)	In 2018, $49 million of the additions relate to a secured debenture investment in a homebuilding company.
Offsetting of financial assets and liabilities
Financial assets and liabilities are offset with the net amount reported in the consolidated statements of financial position where the partnership currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As at December 31, 2019, $1 million of financial assets (2018: $nil) and $3 million of financial liabilities (2018: $nil) were offset in the consolidated statements of financial position related to derivative financial instruments.
Securities lending
The partnership’s mortgage insurance business participates in a securities lending program through an intermediary that is a financial institution for the purpose of generating fee income. Non-cash collateral, in the form of U.S. or Canadian government securities, which is equal to at least 105% of the fair value of the loaned securities, is retained by the partnership until the underlying securities have been returned.
In addition to earning fee income under the securities lending program, interest, dividends and other income generated by the loaned securities continues to be earned while the securities are in the possession of counterparties.
As at December 31, 2019, the partnership had $420 million of financial assets loaned under its securities lending program. The partnership has accepted eligible securities as collateral with a fair value of $441 million.